Nature of Operations and Organization - Summary of Change in Accounts Receivable Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Accounts receivable allowance for credit losses, beginning of period	$ 1,259	$ 949
Acquired from 2024 Business Combination	377	0
Write-offs	(1,269)	(72)
Expense	802	382
Accounts receivable allowance for credit losses, end of period	$ 1,169	$ 1,259